Realty Income ETF Expense Example - Realty Income ETF - ETF	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	$ 863